Reconciliation of the differences between basic and diluted EPS - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Statements [Line Items]
Anti dilutive securities excluded from the computation of diluted earnings per share	4,790	4,475